Expense Example - Small Cap Stock Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years
USD ($)	115	359	622	1,375	104	325	563	1,248